Schedule of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets	$ 567	$ 591	$ 548
Less accumulated amortization	(385)	(344)	(287)
Other assets, net	182	247	261
As Restated [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets		591
Less accumulated amortization		(344)
Other assets, net		247
Product Branding [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets	396	396	400
Product Branding [Member] | As Restated [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets		396
Deposits [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets	171	172	148
Deposits [Member] | As Restated [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets		172
Future Sale Of Equipment [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets		23
Other [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets
Other [Member] | As Restated [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total other assets		$ 23